Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term bank borrowings	$ 63,373	$ 58,880
Long-term debt, current portion	4,480	209
Sub-total, current portion	67,853	59,089
Long-term debt, non-current portion	11,124	5,697
Total	78,977	64,786
China
Debt Instrument [Line Items]
Short-term bank borrowings	18,356	13,839
Long-term debt	14,167	4,260
Total	32,523	18,099
United States
Debt Instrument [Line Items]
Senior debt-borrowings under term note	1,437	1,646
Short-term bank borrowings	45,017	45,041
Total	$ 46,454	$ 46,687